Cover	9 Months Ended
Sep. 30, 2023
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Entity Registrant Name	Next Bridge Hydrocarbons, Inc.
Entity Central Index Key	0001936756
Entity Tax Identification Number	87-2538731
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6300 Ridglea Place,
Entity Address, Address Line Two	Suite 950
Entity Address, Address Line Three	Fort Worth,
Entity Address, City or Town	TX
Entity Address, Postal Zip Code	76116
City Area Code	(817)
Local Phone Number	438-1937
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false